UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Courtney R. Taylor

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund® Investment portfolio June 30, 2013

Unaudited

Short-term securities 99.93%
	Yield at	Principal amount	Value
Federal agency discount notes 63.38%	acquisition	(000)	(000)

Federal Home Loan Bank 7/1/2013	0.12%	$111,700	$111,700
Federal Home Loan Bank 7/3/2013	0.07	582,900	582,897
Federal Home Loan Bank 7/5/2013	0.08	307,400	307,398
Federal Home Loan Bank 7/8/2013	0.05	60,000	59,999
Federal Home Loan Bank 7/10/2013	0.06	180,000	179,998
Federal Home Loan Bank 7/11/2013	0.05	41,800	41,799
Federal Home Loan Bank 7/12/2013	0.07	138,625	138,623
Federal Home Loan Bank 7/17/2013	0.06	110,000	109,998
Federal Home Loan Bank 7/19/2013	0.07	350,000	349,993
Federal Home Loan Bank 7/22/2013	0.05	100,000	99,997
Federal Home Loan Bank 7/24/2013	0.06	262,100	262,090
Federal Home Loan Bank 7/26/2013	0.08	98,800	98,796
Federal Home Loan Bank 7/31/2013	0.06	154,750	154,745
Federal Home Loan Bank 8/2/2013	0.05	215,000	214,990
Federal Home Loan Bank 8/6/2013	0.08	100,000	99,992
Federal Home Loan Bank 8/7/2013	0.06	465,000	464,968
Federal Home Loan Bank 8/9/2013	0.07	651,100	651,055
Federal Home Loan Bank 8/12/2013	0.05	100,000	99,993
Federal Home Loan Bank 8/14/2013	0.08	125,000	124,991
Federal Home Loan Bank 8/16/2013	0.08	100,000	99,991
Federal Home Loan Bank 8/21/2013	0.08	261,600	261,578
Federal Home Loan Bank 8/23/2013	0.09	252,200	252,177
Federal Home Loan Bank 8/28/2013	0.06	108,000	107,990
Federal Home Loan Bank 9/3/2013	0.09	57,300	57,294
Federal Home Loan Bank 9/6/2013	0.07	65,000	64,992
Federal Home Loan Bank 9/11/2013	0.09	40,000	39,995
Federal Home Loan Bank 9/13/2013	0.10	261,600	261,563
Federal Home Loan Bank 9/17/2013	0.08	40,000	39,994
Federal Home Loan Bank 9/18/2013	0.10	220,000	219,967
Federal Home Loan Bank 9/20/2013	0.10	59,400	59,391
Federal Home Loan Bank 9/27/2013	0.10	50,000	49,987
Federal Home Loan Bank 10/11/2013	0.08	15,300	15,296
Federal Home Loan Bank 10/16/2013	0.10	125,000	124,970
Federal Home Loan Bank 1/21/2014	0.10	50,000	49,960
Freddie Mac 7/1/2013	0.09	161,174	161,174
Freddie Mac 7/8/2013	0.08	200,000	199,998
Freddie Mac 7/9/2013	0.10	50,000	49,999
Freddie Mac 7/10/2013	0.08	64,500	64,499
Freddie Mac 7/15/2013	0.06	277,700	277,695
Freddie Mac 7/16/2013	0.12	100,000	99,998
Freddie Mac 7/17/2013	0.12	50,000	49,999
Freddie Mac 7/23/2013	0.11	100,000	99,997
Freddie Mac 7/29/2013	0.07	40,700	40,698
Freddie Mac 8/2/2013	0.11	75,000	74,997
Freddie Mac 8/5/2013	0.06	214,026	214,015
Short-term securities
	Yield at	Principal amount	Value
Federal agency discount notes (continued)	acquisition	(000)	(000)

Freddie Mac 8/13/2013	0.13%	$ 12,988	$ 12,987
Freddie Mac 8/19/2013	0.06	189,972	189,958
Freddie Mac 8/20/2013	0.07	50,000	49,995
Freddie Mac 8/26/2013	0.07	271,100	271,077
Freddie Mac 8/28/2013	0.07	133,600	133,588
Freddie Mac 9/3/2013	0.06	273,000	272,970
Freddie Mac 9/6/2013	0.15	50,000	49,994
Freddie Mac 9/9/2013	0.07	244,550	244,518
Freddie Mac 10/15/2013	0.10	50,000	49,988
Freddie Mac 10/21/2013	0.10	30,000	29,992
Freddie Mac 10/22/2013	0.10	230,000	229,940
Freddie Mac 11/5/2013	0.16	55,000	54,982
Freddie Mac 11/6/2013	0.12	50,000	49,984
Freddie Mac 11/18/2013	0.12	28,800	28,786
Freddie Mac 11/19/2013	0.11	100,000	99,961
Freddie Mac 11/26/2013	0.11	50,000	49,979
Freddie Mac 1/27/2014	0.12	50,000	49,958
Freddie Mac 2/14/2014	0.15	100,000	99,900
Fannie Mae 7/1/2013	0.08	75,000	75,000
Fannie Mae 7/10/2013	0.07	30,000	30,000
Fannie Mae 7/22/2013	0.09	195,800	195,795
Fannie Mae 7/23/2013	0.11	200,000	199,993
Fannie Mae 7/24/2013	0.05	50,000	49,998
Fannie Mae 7/31/2013	0.05	25,000	24,999
Fannie Mae 8/7/2013	0.07	34,400	34,397
Fannie Mae 8/8/2013	0.07	25,000	24,998
Fannie Mae 8/14/2013	0.06	250,000	249,981
Fannie Mae 8/19/2013	0.08	175,000	174,987
Fannie Mae 8/20/2013	0.06	44,200	44,196
Fannie Mae 8/21/2013	0.06	100,000	99,992
Fannie Mae 8/28/2013	0.06	175,000	174,984
Fannie Mae 9/3/2013	0.15	20,000	19,998
Fannie Mae 9/4/2013	0.07	140,000	139,985
Fannie Mae 9/16/2013	0.13	69,500	69,490
Fannie Mae 10/1/2013	0.12	50,000	49,991
Fannie Mae 10/30/2013	0.10	48,400	48,385
Fannie Mae 11/1/2013	0.16	50,000	49,985
Fannie Mae 1/22/2014	0.11	75,000	74,939
Federal Farm Credit Banks 7/1/2013	0.03	25,000	25,000
Federal Farm Credit Banks 7/2/2013	0.04	75,000	75,000
Federal Farm Credit Banks 7/8/2013	0.08	15,000	15,000
Federal Farm Credit Banks 7/9/2013	0.04	122,700	122,699
Federal Farm Credit Banks 7/12/2013	0.05	25,000	25,000
Federal Farm Credit Banks 7/17/2013	0.05	75,000	74,998
Federal Farm Credit Banks 8/5/2013	0.06	50,000	49,997
Federal Farm Credit Banks 8/7/2013	0.07	130,100	130,091
Federal Farm Credit Banks 8/20/2013	0.07	100,000	99,990
Federal Farm Credit Banks 8/30/2013	0.08	25,000	24,998
Federal Farm Credit Banks 1/10/2014	0.13	25,000	24,982
Tennessee Valley Authority 8/1/2013	0.06	50,000	49,998
Tennessee Valley Authority 8/15/2013	0.08	50,000	49,995
Tennessee Valley Authority 8/29/2013	0.07	50,000	49,996
			11,810,630
Short-term securities
	Yield at	Principal amount	Value
U.S. Treasuries 25.21%	acquisition	(000)	(000)

U.S. Treasury Bills 7/5/2013	0.09%	$216,650	$ 216,649
U.S. Treasury Bills 7/11/2013	0.08	495,000	494,996
U.S. Treasury Bills 7/18/2013	0.06	525,000	524,997
U.S. Treasury Bills 7/25/2013	0.06	400,000	399,998
U.S. Treasury Bills 8/1/2013	0.09	210,350	210,346
U.S. Treasury Bills 8/8/2013	0.06	225,000	224,993
U.S. Treasury Bills 8/15/2013	0.04	200,000	199,991
U.S. Treasury Bills 8/22/2013	0.05	200,000	199,993
U.S. Treasury Bills 8/29/2013	0.04	75,000	74,998
U.S. Treasury Bills 9/5/2013	0.05	230,000	229,988
U.S. Treasury Bills 9/12/2013	0.05	175,000	174,996
U.S. Treasury Bills 9/19/2013	0.05	135,000	134,992
U.S. Treasury Bills 9/26/2013	0.06	65,000	64,995
U.S. Treasury Bills 10/3/2013	0.08	350,000	349,969
U.S. Treasury Bills 10/10/2013	0.10	300,000	299,961
U.S. Treasury Bills 10/17/2013	0.09	200,000	199,972
U.S. Treasury Bills 10/24/2013	0.08	100,000	99,982
U.S. Treasury Bills 11/14/2013	0.07	157,300	157,264
U.S. Treasury Bills 11/29/2013	0.08	100,000	99,970
U.S. Treasury Bills 12/5/2013	0.07	38,200	38,189
U.S. Treasury Bills 12/12/2013	0.08	125,000	124,963
U.S. Treasury Bills 12/19/2013	0.08	175,000	174,927
			4,697,129
Commercial paper 7.48%

Hydro-Québec 7/2/2013[1]	0.11	56,300	56,300
Québec (Province of) 7/11/2013[1]	0.10	44,300	44,299
Québec (Province of) 7/29/2013[1]	0.13	35,000	34,994
Québec (Province of) 8/1/2013[1]	0.12	20,000	19,996
Québec (Province of) 8/8/2013[1]	0.14	23,500	23,495
Québec (Province of) 8/12/2013[1]	0.14	50,000	49,988
Québec (Province of) 8/13/2013[1]	0.14	46,400	46,389
Québec (Province of) 8/22/2013[1]	0.14	75,000	74,978
Québec (Province of) 8/27/2013[1]	0.14	30,000	29,990
Québec (Province of) 8/29/2013[1]	0.13	72,000	71,974
Province of Ontario 7/2/2013	0.07	37,900	37,900
Province of Ontario 7/12/2013	0.09	83,300	83,298
Province of Ontario 7/16/2013	0.10	65,000	64,996
Province of Ontario 7/26/2013	0.09	50,000	49,997
Province of Ontario 7/29/2013	0.09	50,000	49,996
Province of Ontario 8/26/2013	0.10	40,000	39,988
Province of Ontario 9/4/2013	0.12	25,000	24,991
Province of Ontario 9/17/2013	0.12	25,000	24,988
British Columbia (Province of) 7/19/2013	0.09	58,550	58,547
British Columbia (Province of) 7/22/2013	0.14	60,000	59,998
British Columbia (Province of) 8/16/2013	0.09	103,000	102,988
KfW 7/19/2013[1]	0.14	29,265	29,263
KfW 8/15/2013[1]	0.15	50,000	49,992
KfW 8/19/2013[1]	0.18	50,000	49,991
KfW 8/27/2013[1]	0.13	50,000	49,990
Denmark (Kingdom of) 7/10/2013	0.08	38,000	37,999
Denmark (Kingdom of) 8/8/2013	0.10	49,250	49,245
ExxonMobil Corp. 7/1/2013	0.07	52,900	52,900
Army and Air Force Exchange Service 7/1/2013[1]	0.09	25,000	25,000
			1,394,470
Short-term securities
	Yield at	Principal amount	Value
Discount notes 3.86%	acquisition	(000)	(000)

International Bank for Reconstruction and Development 7/2/2013	0.06%	$ 75,000	$ 75,000
International Bank for Reconstruction and Development 7/8/2013	0.06	40,000	39,999
International Bank for Reconstruction and Development 7/9/2013	0.06	29,200	29,199
International Bank for Reconstruction and Development 7/15/2013	0.05	175,000	174,996
International Bank for Reconstruction and Development 7/22/2013	0.07	50,000	49,998
International Bank for Reconstruction and Development 7/26/2013	0.06	30,000	29,999
International Bank for Reconstruction and Development 8/2/2013	0.07	110,000	109,996
International Bank for Reconstruction and Development 8/12/2013	0.10	160,000	159,981
International Bank for Reconstruction and Development 9/6/2013	0.08	50,000	49,994
			719,162
Total investment securities (cost: $18,620,975,000)			18,621,391
Other assets less liabilities			12,694
Net assets			$18,634,085

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $656,639,000, which represented 3.52% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 511
Gross unrealized depreciation on investment securities	(95)
Net unrealized appreciation on investment securities	416
Cost of investment securities for federal income tax purposes	18,620,975

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-059-0813O-S37750

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2013